Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables And Accruals [Abstract]
Employee related liabilities	$ 599	$ 536
Employee compensated absences	196	181
Taxes other than income taxes	68	58
Advances from customers	225	25
Advances from grants	37	34
Derivative instruments	35	43
Defined benefit and contribution plans	39	34
Royalties	32	29
Current operating lease liabilities	52	55
Deferred and contingent consideration on business combinations		27
Others	102	79
Total	$ 1,385	$ 1,101